Borrowings - Credit Facilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument
Total loans	$ 169,819	$ 135,075
Financial liability	79,391	87,530
Total borrowings	249,210	222,605
ABN AMRO Bank N.V. $50 million facility
Debt Instrument
Total loans	25,800	50,000
BNP Paribas $24 million facility
Debt Instrument
Total loans	0	29,464
BNP Paribas $25 million facility
Debt Instrument
Total loans	0	23,611
BNP Paribas $54 million facility
Debt Instrument
Total loans	44,688	0
HCOB $36 million facility
Debt Instrument
Total loans	27,200	32,000
HCOB $127.2 million facility
Debt Instrument
Total loans	57,131	0
Sellers' Credit
Debt Instrument
Total loans	$ 15,000	$ 0